Income Taxes - Schedule of Total Benefit from Provision Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Benefit from Provision Income Taxes [Abstract]
Current expense						$ 820,571
Deferred expense					(356,333)	(362,225)
Change in valuation allowance					356,333	362,225
Total provision for income taxes	$ 1,487	$ 38,553	$ 4,316	$ 139,657		$ 820,571